INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 25, 2024	Dec. 31, 2023
Provision for Income Tax [Line Items]
Net deferred income tax liability		$ 1,348	$ 1,192
Corporate AMT credit carryforwards, not subject to expiration	$ 18
Income tax examination, liability (refund) adjustment from settlement with taxing authority						$ 9
State and Local Jurisdiction
Provision for Income Tax [Line Items]
Pre-tax net operating loss carryforwards expected to utilized		1,900
Operating loss carryforwards expected to utilized, net of tax		135
Federal Tax Authority
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration		299
Operating loss carryforwards, not subject to expiration, net of tax		63
First Energy [Member]
Provision for Income Tax [Line Items]
Net deferred income tax liability		6,032	$ 5,613	$ 46
Deferred tax assets				$ 803
Corporate AMT credit carryforwards, not subject to expiration		18
First Energy [Member] | State and Local Jurisdiction
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration		13,700
Operating loss carryforwards, not subject to expiration, net of tax		447
Pre-tax net operating loss carryforwards expected to utilized		5,200
Operating loss carryforwards expected to utilized, net of tax		226
First Energy [Member] | Federal Tax Authority
Provision for Income Tax [Line Items]
Operating loss carryforwards, not subject to expiration		2,200
Operating loss carryforwards, not subject to expiration, net of tax		$ 454
Brookfield II | First Energy [Member]
Provision for Income Tax [Line Items]
Operating loss carryforwards, subject to expiration					$ 7,000
Sale of ownership interest by parent				19.90%	49.90%